Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan	The Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders	¥ 3,947,569
Cash dividends approved by shareholders	124,403
Cash dividends approved by shareholders, per share	¥ 3,000
Cash dividend, record date	Mar. 31, 2013
Cash dividend, declaration date	Apr. 26, 2013
Stock split ratio over 100 shares as a share-trading unit	0.01
Share trading unit	100
Unrealized holding gains (losses) on available-for-sale securities, net of tax, attributable to noncontrolling interests	3	0	(1)
Foreign currency translation gains (losses), net of tax	130	(14)	(48)
Actuarial gains (losses), net of tax, attributable to noncontrolling interests	¥ (2)	¥ 0